Restatement Of Previously Issued Interim Condensed Consolidated Financial Statements (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2024
Restatement of Previously Issued Consolidated Financial Statements [Abstract]
Schedule of Consolidated Statement of Operations (Unaudited)

The impact of the correction of the error is summarized below:

Condensed Consolidated Statement of Operations	Three Months Ended September 30, 2024 (Successor)
	As Reported	Adjustment	As Restated

Change in fair value of FPA liability	$(4,209,294)	$5,190,631	$981,337
Total Other Income (expense)	(6,681,902)	5,190,631	(1,491,271)
Loss before income taxes	(4,697,096)	5,190,631	493,535
Net income (loss)	(3,841,171)	5,190,631	1,349,460
Net income (loss) attributable to EON Resources, Inc.	(3,841,171)	5,190,631	1,349,460
Net income (loss) per share of common stock – basic and diluted	$(0.67)	$0.91	$0.24

Condensed Consolidated Statement of Operations	Nine Months Ended September 30, 2024 (Successor)
	As Reported	Adjustment	As Restated

Change in fair value of FPA liability	$(4,534,766)	$5,190,631	$655,865
Total Other Income (expense)	(10,969,550)	5,190,631	(5,778,919)
Loss before income taxes	(11,577,447)	5,190,631	(6,386,816)
Net income (loss)	(9,172,468)	5,190,631	(3,981,837)
Net income (loss) attributable to EON Resources, Inc.	(9,172,468)	5,190,631	(3,981,837)
Net income (loss) per share of common stock – basic and diluted	$(1.67)	$0.95	$(0.73)

Schedule of Consolidated Balance Sheet (Unaudited)
Condensed Consolidated Balance Sheet	As of September 30, 2024 (Successor)
	As Reported	Adjustment	As Restated

Forward purchase agreement liability	$5,628,863	$5,190,631	$438,232
Total current liabilities	44,782,226	5,190,631	39,591,595
Total liabilities	79,043,688	5,190,631	73,853,057
Accumulated deficit	(28,291,213)	5,190,631	(23,100,582)
Total stockholders’ deficit attributable to EON Resources, Inc.	(6,425,818)	5,190,631	(1,235,187)
Total stockholders’ equity	24,134,996	5,190,631	29,325,627
Total liabilities and stockholders’ equity	$103,178,684	$5,190,631	$108,369,315

Schedule of Consolidated Statement of Cash Flows (Unaudited)
Condensed Consolidated Statement of Cash Flows	Nine Months Ended September 30, 2024 (Successor)
	As Reported	Adjustment	As Restated

Net income (loss)	$(9,172,468)	$5,190,631	$(3,981,837)
Change in fair value of FPA liability	(4,534,766)	5,190,631	655,865
Net cash provided by operating activities	$3,346,362	$-	$3,346,362